Shareholders' equity	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Shareholders' equity

26.	Shareholders' equity

a. Share capital

The share capital is recorded by the amount effectively raised from the shareholders, net of the costs directly linked to the funding process.

The subscribed and paid-up share capital on December 31, 2024, is represented by 2,420,804,398 common shares (2,420,804,398 common shares on December 31, 2023). The shares have no par value.

The Company is authorized to increase its share capital, by resolution of the Board of Directors, regardless of statutory reform, up to the limit of 4,450,000,000 common shares.

b. Capital reserves

The use of the capital reserve complies with the Brazilian Corporate Law 6404/76, article 200. This reserve is composed as follows:

	2024	2023

	373,020	384,311

Special Reserve of goodwill	353,604	353,604
Long-term incentive plan	19,416	30,707

b.1 Special Reserve of goodwill

The special reserve of goodwill was constituted from the incorporation of the net assets of the former parent company TIM Participações S.A. (note 16.d).

b.2 Long-term incentive plan

The balances recorded under these items represent the Company's expenses related to the long-term incentive program granted to employees (note 27).

c. Profit reserves

c.1 Legal Reserve

It refers to the allocation of 5% of the net profit for the year ended December 31 of each year, except for the balance allocated to the tax incentive reserve, until the reserve equals 20% of the share capital. In addition, the company may cease to constitute the legal reserve when this, added to the capital reserves, exceeds 30% of the share capital.

This Reserve may only be used to increase capital or offset accumulated losses.

c.2 Statutory reserve for expansion

The formation of this reserve is foreseen in Paragraph 2 of art. 46 of the bylaws of the Company and is aimed at the expansion of social business.

The balance of profit that is not compulsorily allocated to other reserves and is not intended for the payment of dividends is allocated to this reserve, which may not exceed 80% of the share capital. Reaching this limit, it will be up to the General Meeting to decide on the balance, distributing it to shareholders or increasing capital.

c.3 Tax incentive reserve

The Company enjoys tax benefits that provide for restrictions on the distribution of profits. According to the legislation that establishes these tax benefits, the amount of tax that is no longer paid due to exemptions and reductions in the tax burden may not be distributed to members and will constitute a reserve of tax incentive of the legal entity. This reserve can only be used to offset losses or increase share capital. On December 31, 2024, the accumulated amount of this reverse amounts to R$ 2,702,955 (R$ 2,362,239 on December 31, 2023).

The tax benefit corresponds to the reduction of Corporate Income Tax (IRPJ) incident on the profit of the exploitation calculated in the regions where this tax incentive is applicable. The Company operates in areas covered by the Superintendence of Development of the Northeast (SUDENE) and the Amazon (SUDAM), and the tax incentive is granted by the state of the Federation, for a period of 10 years, subject to renewal.

d. Dividends

Dividends are calculated in accordance with the Company’s bylaws and the Brazilian Corporate Law.

According to its latest bylaws, approved on August 31, 2020, the Company must distribute as a mandatory dividend each year ending December 31, provided that there are amounts available for distribution, an amount equivalent to 25% of Adjusted Net Profit.

As provided in the Company's bylaws, unclaimed dividends within 3 years are reverted to the Company.

On December 31, 2024 and 2023, dividends and interest on shareholders' equity were calculated as follows:

	2024	2023

Net income	3,153,881	2,837,422
(-) Non-distributable tax incentive reserve	(340,716)	(237,828)
(-) Constitution of legal reserve	(140,659)	(129,979)
Adjusted net profit	2,672,506	2,469,615

Minimum dividends calculated on the basis of 25% of adjusted profit	668,127	617,404

Breakdown of dividends payable and interest on shareholders’ equity:
Interest on shareholders’ equity (i)	1,450,000	1,600,000
Total dividends and interest on shareholders’ equity distributed and proposed	1,450,000	1,600,000

Withholding income tax (IRRF) on interest on shareholders’ equity	(213,574)	(233,230)
Total dividends and net interest on shareholders’ equity	1,236,426	1,366,770

Additional dividends (i)	2,050,000	1,310,000

Total dividends (including additional dividends) and interest on shareholders’ equity, net of taxes	3,286,426	2,676,770

Interest on Shareholders' Equity paid and/or payable is accounted for against financial expenses which, for the purposes of presenting the financial statements, are reclassified and disclosed as allocation of net profit for the year, in changes in shareholders' equity.

(i)	During the year 2024, the amount of R$ 1,450,000 of interest on shareholders’ equity were distributed and additional amount of R$ 2,050,000 of dividends were proposed, which are subject to approval during the General Meeting on March 27, 2025, totaling R$ 3,500,000.

During the year 2023, the amount of R$ 1,600,000 of interest on shareholders’ equity were distributed and additional amount of R$ 1,310,000 of dividends, which were approved during the Shareholders’ General Meeting on March 28, 2024, totaling R$ 2,910,000.

The amounts allocated until December 31, 2024 and December 31, 2023 are as follows:

Approval	Payment	Dividend

04/19/2023	05/09/2023	230,000
06/12/2023	07/12/2023	290,000
09/18/2023	10/23/2023	425,000
12/06/2023	01/23/2024	655,000
	04/22/2024
02/06/2024 (i)	07/23/2024	1,310,000
	10/22/2024

Total 2023		2,910,000

03/19/2024	04/22/2024	200,000
06/14/2024	07/23/2024	300,000
09/17/2024	10/23/2024	300,000
12/17/2024	01/23/2025	650,000
02/10/2025 (ii)	Apr/July/Oct/2025	2,050,000
Total 2024		3,500,000

(i)	The 2023 base dividends were approved at the General Meeting on March 28, 2024.

(ii)	The 2024 base dividend is subject to final approval at the General Meeting on March 27, 2025.

In 2024, the Company disbursed, through dividends and/or interest on shareholders’ equity, R$ 1,841,695 (R$ 1,470,470 in 2023 and R$ 807,799 in 2022) to controlling shareholders and R$ 878,400 (R$ 704,459 in 2023 and R$391,402 in 2022) to non-controlling shareholders. The total dividends paid per share, expressed in reais, on December 31, 2024 is R$ 1.12 (R$ 0.90 on December 31, 2023 and R$0.50 in 2022).

On December 31, 2024, the balance of the heading “dividends and interest on shareholders' equity payable” totaling R$ 671,525 (R$ 647,872 on December 31, 2023) is composed of the outstanding amounts of previous years totaling R$ 117,613 (R$ 89,143 on December 31, 2023), in addition to the amount of R$ 650,000 (R$ 553,912, net of taxes) in interest on shareholders' equity that was declared in December 2024 and that was paid in January 2025.

As set forth in the Law 6404/76 and the Bylaws of the Company, unclaimed dividends and interest on shareholders' equity declared and unclaimed by shareholders within 3 years, are reverted to shareholders' equity at the time of its prescription and allocated to a supplementary reserve to expand businesses. The dividends prescribed totaling R$ 16,436 were recorded on December 31, 2024 (R$ 7,734 on December 31, 2023).

For the statement of cash flows, interest on shareholders' equity and dividends paid to its shareholders are classified as “financing activities”.